UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2005

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 512
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				William P. Wells
Title:			President
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
William P. Wells	Memphis, Tennessee		07/11/2005

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	60
Form 13F Information Table Value Total:	195796

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE				VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN AMT
SH/PRN	PUT/CALL	INVSTMT DSCRETN	OTHER MNGRS	SOLE	SHARED	NONE
Adastra Minerals Inc Common 006515100 23 19000SH Sole 19000 0
Asiapharm Group Common G06219102 1031 2897000SH Sole 2897000 0
Asiapharm Group Common G06219102 170 478000SH Other 01 0 478000
Bank Of America Corp Common 060505104 273 6000SH Sole 6000 0
Chaoda Modern Agric Common G2046Q107 17239 43535140SH Sole 43535140 0
Chaoda Modern Agric Common G2046Q107 3097 7821650SH Other 01 0 7821650
Chevrontexaco Common 166764100 290 5200SH Sole 5200 0
China Green Holdings Common G2107G105 47 250000SH Sole 250000 0
Citigroup, Inc. Common 172967101 6001 129828SH Sole 129828 0
Citigroup, Inc. Common 172967101 1310 28348SH Other 01 0 28348
Clear Channel Communicati Common 184502102 309 10000SH Sole 10000 0
Dragon Oil Ord Common G2828W132 108 56200SH Sole 56200 0
Dragon Oil Ord Common G2828W132 113 58800SH Other 01 0 58800
Eiker Sparebank Common R1984E108 627 15485SH Sole 15485	0
Eiker Sparebank Common R1984E108 97 2400SH Other 01 0 2400
Exxon Mobil Corporation Common 30231G102 419 7307SH Sole 7307 0
Freeport-Mcmoran Copper Preferred D 35671D865 459 63100SH Sole 63100 0
General Electric Common	369604103 361 10443SH Sole 10443 0
Icici Bk Ltd Sponsored ADR 45104G104 2547 116600SH Sole 116600 0
Icici Bk Ltd Sponsored ADR 45104G104 397 18200SH Other 01 0 18200
Indre Sogn Sparebanka Common R3409A109 1545 8830SH Sole 8830 0
Indre Sogn Sparebanka Common R3409A109 57 3300SH Other 01 0 3300
Intrawest Corporation Sponsored ADR 460915200 10393 431640SH Sole 431640 0
Intrawest Corporation Sponsored ADR 460915200 1929 80126SH Other 01 0 80126
Johnson & Johnson Common 478160104 472 7262SH Sole 7262	0
Melhus Sparebank Common	R4416Y106 208 7769SH Sole 7769 0
Melhus Sparebank Common	R4416Y106 43 1631SH Other 01 0 1631
Murphy Oil Corp Common 626717102 417 8000SH Sole 8000 0
People S Food Holdings Common G7000R108 6399 12798400SH Sole 12798400 0
People S Food Holdings Common G7000R108 1209 2419000SH Other 01	0 2419000
Petrochina Sponsored ADR 71646E100 32145 437650SH Sole 437650 0
Petrochina Sponsored ADR 71646E100 5802	79000SH Other 01 0 79000
Petrokazahstan Inc Sponsored ADR 71649P102 22463 614088SH Sole 614088 0
Petrokazahstan Inc Sponsored ADR 71649P102 3928	107392SH Other 01 0 107392
S1 Corporation Common Y75435100 11904 279610SH Sole 279610 0
S1 Corporation Common Y75435100 2247 52800SH Other 01 0	52800
Sandnes Sparebank Common R74676108 307 11164SH Sole 11164 0
Sandnes Sparebank Common R74676108 14 533SH Other 01 0 533
Sinolink Worldwide  Hldgs Common G8165B102 18709 112708800SH Sole 112708800 0
Sinolink Worldwide  Hldgs Common G8165B102 3429	20660000SH Other 01 0 20660000
Sparebanken Midt Norge Common R82401101 392 8500SH Sole 8500 0
Sparebanken Nord Common	R8288N106 1620 86124SH Sole 86124 0
Sparebanken Nord Common	R8288N106 158 8400SH Other 01 0	8400
Sparebanken Pluss Common R82993107 298	8700SH Sole 8700 0
Swisscom Sponsored ADR	871013108 668 20500SH Sole 20500 0
Swisscom Sponsored ADR	871013108 163 5000SH Other 01 0	5000
Tenon Ltd Common Q8983K127 3394	1219553SH Sole 1219553	0
Tenon Ltd Common Q8983K127 715 257000SH Other 01 0 257000
Tim Participacoes Sponsored ADR	88706P106 15927	1008100SH Sole 1008100 0
Tim Participacoes Sponsored ADR	88706P106 2862 181200SH Other 01 0 181200
Tim Sul Sa Preferred B P90362107 522 11600000SH Sole 11600000 0
Tim Sul Sa Preferred B P90362107 22 500000SH Other 01 0	500000
Totens Sparebank Common	R92151100 1297 44650SH	Sole 44650 0
Totens Sparebank Common	R92151100 200 6900SH Other 01 0	6900
Trustmark Corp Common 898402102	897 30686SH Sole 30686 0
United Food Holdings Common G9232V105 3504 24168900SH Sole 24168900 0
United Food Holdings Common G9232V105 678 4679200SH Other 01 0 4679200
United Technologies Common 913017109 247 4824SH Sole 4824 0
Wah Sang Gas Holdi Common G9419C128 2793 34070000SH Sole 34070000 0
Wah Sang Gas Holdi Common G9419C128 516	6300000SH Other	01 0 6300000
Wal-Mart Stores Inc Common 931142103 385 8000SH Sole 8000 0
        			195796